Related party transactions - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) director licensing_agreement	Dec. 31, 2023 EUR (€) director	Dec. 31, 2022 EUR (€)
Disclosure of transactions between related parties [Line Items]
Number of members of the Leadership Team also members of the Executive Board | director	4	2
Provision for attendance fees	€ 310	€ 353	€ 348
Number of licensing agreements | licensing_agreement	3
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Total borrowings	€ 0	€ 0	€ 0